Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Business Combinations

3. Business Combinations

Kalyra Pharmaceuticals, Inc.

On December 21, 2017, we acquired $4.5 million of Kalyra’s Series B Preferred Stock representing a 25% equity interest in Kalyra for purposes of entering the analgesics therapeutic research space. The acquisition price was paid entirely in cash.

In accordance with the authoritative guidance, we concluded that Kalyra is a business consisting of inputs, employees, intellectual property and processes capable of producing outputs. Additionally, we have concluded that Kalyra is a variable interest entity, we are the primary beneficiary and have the power to direct the activities that most significantly affect Kalyra’s economic performance through common management and our board representation. Prior to the change of control, Zeno and Kalyra transacted for the delivery of research and development services and support. The financial position and results of operations of Kalyra have been included in our consolidated financial statements from the date of the initial investment.

Pursuant with authoritative guidance, we have recorded the identifiable assets, liabilities and noncontrolling interests in the VIE at their fair value upon initial consolidation. The identified goodwill is comprised of the workforce and expected synergies from combining the entities. Total assets and liabilities of Kalyra as of March 31, 2020 and December 31, 2019 are as follows (in thousands):

	March 31,	December 31,
	2020	2019
Cash and cash equivalents	$286	$712
Other current assets	77	21
In-process research and development	8,800	8,800
Goodwill	3,736	3,736
Other long-term assets	—	14
Accounts payable and accrued expenses	113	391
Deferred tax liability	2,463	2,463
Noncontrolling interests	$6,712	$6,821

The liabilities recognized as a result of consolidating Kalyra do not represent additional claims on our general assets. Pursuant to the authoritative guidance, the equity interest in Kalyra not owned by Zeno is reported as a noncontrolling interest on our consolidated balance sheets.

The following is a reconciliation of equity (net assets) attributable to the noncontrolling interest (in thousands):

	March 31,	March 31,
	2020	2019
Noncontrolling interest at beginning of period	$6,821	$7,536
Net loss attributable to noncontrolling interest	(109)	(320)

Noncontrolling interest at end of period	$6,712	$7,216

3. Business Combinations

Kalyra Pharmaceuticals, Inc.

On December 21, 2017, we acquired $4.5 million of Kalyra Pharmaceuticals, Inc.’s Series B Preferred Stock representing a 25% equity interest in Kalyra Pharmaceuticals, Inc. for purposes of entering the analgesics therapeutic research space. The acquisition price was paid entirely in cash.

In accordance with the authoritative guidance, we concluded that Kalyra is a business consisting of inputs, employees, intellectual property and processes capable of producing outputs. Additionally, we have concluded that Kalyra is a variable interest entity, we are the primary beneficiary and have the power to direct the activities that most significantly affect Kalyra’s economic performance through common management and our board representation. Prior to the change of control, Zeno and Kalyra transacted for the delivery of research and development services and support. The financial position and results of operations of Kalyra have been included in our consolidated financial statements from the date of the initial investment.

Pursuant with authoritative guidance, we have recorded the identifiable assets, liabilities and noncontrolling interests in the VIE at their fair value upon initial consolidation. The identified goodwill is comprised of the workforce and expected synergies from combining the entities. Total assets and liabilities of Kalyra as of December 31, 2018 and 2019 are as follows (in thousands):

	December 31,
	2018	2019
Cash and cash equivalents	$1,482	$712
Other current assets	933	21
In-process research and development	8,800	8,800
Goodwill	3,736	3,736
Other long-term assets	48	14
Accounts payable and accrued expenses	1,224	391
Deferred tax liability	2,463	2,463
Noncontrolling interests	$7,536	$6,821

The liabilities recognized as a result of consolidating Kalyra do not represent additional claims on our general assets. Pursuant to the authoritative guidance, the equity interest in Kalyra not owned by Zeno is reported as a noncontrolling interest on our consolidated balance sheets.

The following is a reconciliation of equity (net assets) attributable to the noncontrolling interest (in thousands):

	December 31,
	2018	2019
Noncontrolling interest at beginning of period	$9,885	$7,536
Net loss attributable to noncontrolling interest	(2,365)	(715)
Issuance of VIE shares under equity incentive plan	16	—

Noncontrolling interest at end of period	$7,536	$6,821